Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Capital Levels (Detail) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital, Actual, Amount	$ 394,164	$ 307,504
Tier I Risk Based Capital, Actual, Amount	295,064	283,459
CET1 Risk Based Capital, Actual, Amount	265,637	254,032
Leverage, Actual, Amount	$ 295,064	$ 283,459
Total Risk Based Capital, Actual, Ratio	19.2	16.0
Tier I Risk Based Capital, Actual, Ratio	14.3	14.7
CET1 Risk Based Capital, Actual, Ratio	12.9	13.2
Leverage, Actual, Ratio	10.2	10.8
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 164,498	$ 153,810
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	123,373	115,358
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	92,530	86,518
Leverage, For Capital Adequacy Purposes, Amount	$ 115,543	$ 105,279
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.0	8.0
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.0	6.0
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.0	4.0
Civista [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital, Actual, Amount	$ 338,383	$ 277,429
Tier I Risk Based Capital, Actual, Amount	312,671	252,304
CET1 Risk Based Capital, Actual, Amount	312,671	241,891
Leverage, Actual, Amount	$ 312,671	$ 252,304
Total Risk Based Capital, Actual, Ratio	16.5	14.4
Tier I Risk Based Capital, Actual, Ratio	15.2	13.1
CET1 Risk Based Capital, Actual, Ratio	15.2	12.6
Leverage, Actual, Ratio	10.8	9.6
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 164,483	$ 153,765
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	123,362	115,323
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	92,522	86,493
Leverage, For Capital Adequacy Purposes, Amount	$ 115,408	$ 105,029
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.0	8.0
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.0	6.0
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.0	4.0
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 205,604	$ 192,206
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	164,483	153,765
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	133,642	124,934
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 144,260	$ 131,286
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.0	10.0
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	8.0	8.0
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.50%	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.0	5.0